Offerings - Offering: 1	Aug. 07, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series A common stock, par value $0.01 per share
Amount Registered | shares	125,000,000
Proposed Maximum Offering Price per Unit	7.635
Maximum Aggregate Offering Price	$ 954,375,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 140,865.75
Offering Note
(1)
In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued under the Amended & Restated Warner Bros. Discovery, Inc. Stock Incentive Plan (the “Plan”) to prevent dilution resulting from stock splits, stock dividends, recapitalization or similar transactions that result in an increase in the number of outstanding securities. Pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Plan.

(2)
Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act, solely for the purpose of computing the amount of the registration fee, on the basis of the average of the high and low prices of shares of Warner Bros. Discovery, Inc.’s Series A common stock, par value $0.01 per share (“Common Stock”), reported on the Nasdaq Global Select Market on August 6, 2024, which is within five business days of this filing.

(3)	Represents 125,000,000 additional shares of Common Stock for future issuance under the Plan.
(4)	The Registrant does not have any fee offsets.